Trade payables (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade payables
Total trade payables	BRL 3,110,462	BRL 1,866,831
Pulp
Trade payables
Payment terms	P360D	P360D
Purchase of biological assets	BRL 1,392,072	BRL 740,196
Local currency
Trade payables
Related parties	11,552	5,416
Third parties	1,557,663	844,914
Foreign currency
Trade payables
Third parties	BRL 1,541,247	BRL 1,016,501